Extractive Industries	3 Months Ended
Jun. 30, 2011
Extractive Industries
Reserves Reported to Other Agencies [Table Text Block]

NOTE 4 – RESERVES AND ALLOWANCES

At June 30, 2011, the allowance for doubtful accounts included in Accounts receivable, trade, net, consisted of the following:

Balance December 31, 2010	$21,000
Bad debts provision (included in Other operating expenses)	---
Accounts written off	(409)
Collection of accounts previously written off	---
Balance June 30, 2011	$20,591

At June 30, 2011, the reserve for obsolete inventory included in Inventories consisted of the following:

Balance December 31, 2010	$9,108
Provision for obsolete inventory	65
Obsolete inventory written off	(151)
Reserve for obsolete inventory from discontinued operations	(8,022)
Balance June 30, 2011	$1,000

At June 30, 2011, the reserve for sales returns included in Other current liabilities consisted of the following:

Balance December 31, 2010	$115,756
Return provision – sales	52,800
Return provision – cost of sales	(7,920)
Returns processed	(51,177)
Balance June 30, 2011	$109,459